CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Increase (Decrease) in Shareholders' Equity
Balance	$ 283,401,981	$ 215,252,534	$ 273,415,714
Balance (in shares)	101,313,015
Share issued for DMG Acquisition			67,567,386
Shares issued to certain subscribers		68,996,741	12,901,247
Shares repurchases		(1,877,565)
Shares repurchases (in shares)		(1,062,450)
Exercise of share options	39,000	92,840	157,533
Exercise of share options (in shares)	39,100	88,334	202,800
Restricted shares (in shares)	14,429	16,764
Share-based compensation	668,654	817,673	947,505
Foreign currency translation adjustment	2,431,227	12,872,968	11,568,199
Net loss	(246,527,916)	(12,618,254)	(151,256,961)
Balance	40,012,946	283,401,981	215,252,534
Balance (in shares)	101,366,544	101,313,015
Common shares
Increase (Decrease) in Shareholders' Equity
Balance	10,131	8,490	7,214
Balance (in shares)	101,313,015	84,894,888	72,140,684
Share issued for DMG Acquisition			848
Share issued for DMG Acquisition (in shares)			8,476,013
Shares issued to certain subscribers		1,737	401
Shares issued to certain subscribers (in shares)		17,375,479	4,006,474
Shares repurchases		(106)
Shares repurchases (in shares)		(1,062,450)
Exercise of share options	4	8	20
Exercise of share options (in shares)	39,100	88,334	202,800
Restricted shares	2	2	7
Restricted shares (in shares)	14,429	16,764	68,917
Balance	10,137	10,131	8,490
Balance (in shares)	101,366,544	101,313,015	84,894,888
Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance	341,963,008	273,934,960	192,362,565
Share issued for DMG Acquisition			67,566,538
Shares issued to certain subscribers		68,995,004	12,900,846
Shares repurchases		(1,877,459)
Exercise of share options	38,996	92,832	157,513
Restricted shares	(2)	(2)	(7)
Share-based compensation	668,654	817,673	947,505
Balance	342,670,656	341,963,008	273,934,960
Accumulated (deficit) profit
Increase (Decrease) in Shareholders' Equity
Balance	(93,729,215)	(81,225,923)	70,112,299
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Balance	(340,138,407)	(93,729,215)	(81,225,923)
Accumulated other comprehensive income
Increase (Decrease) in Shareholders' Equity
Balance	34,940,445	22,067,477	10,499,278
Foreign currency translation adjustment	2,431,227	12,872,968	11,568,199
Balance	37,371,672	34,940,445	22,067,477
VISIONCHINA MEDIA INC.
Increase (Decrease) in Shareholders' Equity
Balance	283,184,369	214,785,004	272,981,356
Balance (in shares)	101,313,015
Share issued for DMG Acquisition			67,567,386
Shares issued to certain subscribers		68,996,741	12,901,247
Shares repurchases		(1,877,565)
Exercise of share options	39,000	92,840	157,533
Share-based compensation	668,654	817,673	947,505
Foreign currency translation adjustment	2,431,227	12,872,968	11,568,199
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Balance	39,914,058	283,184,369	214,785,004
Balance (in shares)	101,366,544	101,313,015
VISIONCHINA MEDIA INC. | Common shares
Increase (Decrease) in Shareholders' Equity
Balance	10,131	8,490	7,214
Balance (in shares)	101,313,015	84,894,888	72,140,684
Share issued for DMG Acquisition			848
Share issued for DMG Acquisition (in shares)			8,476,013
Shares issued to certain subscribers		1,737	401
Shares issued to certain subscribers (in shares)		17,375,479	4,006,474
Shares repurchases		(106)
Shares repurchases (in shares)		(1,062,450)
Exercise of share options	4	8	20
Exercise of share options (in shares)	39,100	88,334	202,800
Restricted shares	2	2	7
Restricted shares (in shares)	14,429	16,764	68,917
Balance	10,137	10,131	8,490
Balance (in shares)	101,366,544	101,313,015	84,894,888
VISIONCHINA MEDIA INC. | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance	341,963,008	273,934,960	192,362,565
Share issued for DMG Acquisition			67,566,538
Shares issued to certain subscribers		68,995,004	12,900,846
Shares repurchases		(1,877,459)
Exercise of share options	38,996	92,832	157,513
Restricted shares	(2)	(2)	(7)
Share-based compensation	668,654	817,673	947,505
Balance	342,670,656	341,963,008	273,934,960
VISIONCHINA MEDIA INC. | Accumulated (deficit) profit
Increase (Decrease) in Shareholders' Equity
Balance	(93,217,688)	(80,714,396)	70,623,826
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Balance	(339,626,880)	(93,217,688)	(80,714,396)
VISIONCHINA MEDIA INC. | Accumulated other comprehensive income
Increase (Decrease) in Shareholders' Equity
Balance	34,428,918	21,555,950	9,987,751
Foreign currency translation adjustment	2,431,227	12,872,968	11,568,199
Balance	$ 36,860,145	$ 34,428,918	$ 21,555,950